SEGMENT INFORMATION	9 Months Ended	24 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE M—SEGMENT INFORMATION

The Company operates in two reportable segments: Industrial Services and Rail Services.

The Industrial Services segment provides maintenance and repair services to several industries including electric motor repair and rebuilding; maintenance and repair of electro-mechanical components for the wind power industry; and the repairing, manufacturing, and remanufacturing of industrial lifting magnets for the steel and scrap industries. To supplement its service offerings, the Company also provides on-site maintenance services and custom and standardized industrial maintenance training programs.

The Rail Services segment manufactures and rebuilds power assemblies, engine parts, and other components related to large diesel engines, and providing locomotive maintenance, remanufacturing, and repair services for the rail industry.

The Company evaluates the performance of its business segments based on net income or loss. Corporate administrative and support services for the Company are allocated to the business segments, except for corporate depreciation and interest expense.

Summarized financial information for the Company’s reportable segments as of and for the three- and nine-months ended September 30, 2012 and October 2, 2011 is shown in the following tables:

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended September 30, 2012
External revenue:
Service revenue	$6,512	$—	$—	$—	$6,512
Product sales	1,039	4,271	—	—	5,310
Deprecation included in the cost of revenues	225	45	—	—	270
Gross profit	1,660	1,518	—	—	3,178
Other depreciation & amortization	115	—	30	—	145
Interest expense	34	1	154	—	189
Net income (loss)	(38)	989	(201)	—	750
Capital expenditures	208	59	—	—	267
Total assets at September 30, 2012	19,512	4,847	902	—	25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Three months ended October 2, 2011
External revenue:
Service revenue	$7,275	$—	$—	$—	$7,275
Product sales	1,222	2,814	—	—	4,036
Deprecation included in the cost of revenues	261	—	—	—	261
Gross profit	1,878	594	—	—	2,472
Other depreciation & amortization	144	—	30	—	174
Interest expense	156	3	69	—	228
Net income	57	243	51	—	351
Capital expenditures	35	—	49	—	84
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

2012	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended September 30, 2012
External revenue:
Service revenue	$21,139	$—	$—	$—	$21,139
Product sales	3,586	12,837	—	—	16,423
Deprecation included in the cost of revenues	670	133	—	—	803
Gross profit	5,370	4,146	—	—	9,516
Other depreciation & amortization	343	—	82	—	425
Interest expense	104	5	447	—	556
Net income (loss)	246	2,644	(571)	—	2,319
Capital expenditures	345	143	50	—	538
Total assets at September 30, 2012	19,512	4,847	902		25,261

2011	Industrial Services	Rail Services	Corporate	Intersegment Eliminations	Nine months ended October 2, 2011
External revenue:
Service revenue	$22,720	$—	$—	$—	$22,720
Product sales	3,313	8,433	—	—	11,746
Deprecation included in the cost of revenues	782	—	—	—	782
Gross profit	5,425	2,047	—	—	7,472
Other depreciation & amortization	359	—	90		449
Interest expense	464	7	267	—	738
Net income (loss)	155	986	(68)		1,073
Capital expenditures	92	6	94	—	192
Total assets at December 31, 2011	20,396	3,643	745	—	24,784

NOTE Q—SEGMENT INFORMATION

In December 2010, the Company announced a restructuring plan to divest its subsidiaries in the Construction and Engineering Services and Rail Services segments in order to concentrate on its core competency of Industrial Services. Due to the favorable results from our ongoing profit improvement plan and restructuring activities, in December 2011, the Company assessed the classification of HKEC and found it to be in the Company’s best interest to forego selling HKEC at this time.

The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies in Note B. The Company evaluates the performance of its reporting segments based on net income or loss. Summarized financial information concerning the Company’s reportable segments as of and for the years ended December 31, 2011 and 2010 is shown in the following tables:

2011	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2011 Consolidated
External revenue:
Service revenue	30,651	—	—	—	—	—	30,651
Product sales	3,198	—	12,038	—	—	—	15,236
Deprecation included in the cost of revenues	1,066	—	361	—	—	—	1,427
Gross profit	6,720	—	2,724	—	—	—	9,444
Other depreciation & amortization	474	—	3	120	—	—	597
Interest expense	579	—	9	381	—	—	969
Net income (loss)	(401)	—	1,264	(209)	—	—	654
Total assets	20,396	—	3,643	745	—	—	24,784
Capital expenditures	134	—	8	137	—	—	279

2010	Industrial Services	Construction & Engineering Services	Rail Services	Corporate	Intersegment Eliminations	Discontinued Operations	Year ended December 31, 2010 Consolidated
External revenue:
Service revenue	$28,291	$1,721	$709	$—	$—	$(2,430)	$28,291
Product sales	4,774	—	7,717	—	—	—	12,491
Intersegment revenue:
Service revenue	3	—	—	—	(3)	—	—
Deprecation included in the cost of revenues	1,242	8	—	—	—	(8)	1,242
Gross profit	5,718	35	1,104	(8)	—	98	6,947
Other depreciation & amortization	639	2	11	—	—	(13)	639
Goodwill impairment charges	7,831	—	—	—	—	—	7,831
Interest expense	292	—	10	600	—		902
Net loss	(9,574)	(797)	(395)	(711)	—	(412)	(11,889)
Total assets	22,654	—	3,493	1,029	—	—	27,176
Capital expenditures	134	—	—	—	—	—	134